Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Investments

Increase (decrease) in fair value due to MTM and foreign exchange	December 31, 2024	December 31, 2023
Long-term investment - Forsee Power	$(12,699)	$(3,501)
Long-term investment - Wisdom Motor	(2,200)	(4,900)
Long-term investment - Quantron AG	(4,401)	(4,237)
Long-term investment - HyCap Fund	5,084	214
Long-term investment - Clean H2 Fund	(360)	(473)
Long-term investment - Templewater Fund	(212)	—
Decrease in fair value of investments	$(14,788)	$(12,897)

Schedule of Nature and Extent of Risks Arising from Financial Instruments
The following exchange rates applied during the year ended December 31, 2024:

	$US to $1.00 CDN	$CDN to $1.00 US
January 1, 2024 Opening rate	$0.755	$1.325
December 31, 2024 Closing rate	$0.695	$1.439
Fiscal 2024 Average rate	$0.730	$1.370